Financial Instruments and Fair Value Measurements - Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net financial assets (liabilities)	$ 116,151	$ 65,199
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net financial assets (liabilities)	92,666	36,867
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net financial assets (liabilities)	39,184	34,318
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net financial assets (liabilities)	(15,699)	(5,986)
Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(19,911)	(10,705)
Derivative assets | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Derivative assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(4,212)	(2,425)
Derivative assets | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(15,699)	(8,280)
Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	92,666	36,867
Marketable securities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	92,666	36,867
Marketable securities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Marketable securities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	18,196	36,743
Derivative assets | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Derivative assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	18,196	36,743
Derivative assets | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	25,200	2,294
Other financial assets | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Other financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	25,200	0
Other financial assets | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 0	$ 2,294